Summary of Significant Accounting Policies (Policies) (Altruis Benefit Consultants, Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis of Presentation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In our opinion, the accompanying unaudited interim condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, which are necessary to present fairly our financial position, results of operations, and cash flows. The consolidated balance sheet at December 31, 2019, has been derived from audited financial statements of that date. The unaudited interim consolidated results of operations are not necessarily indicative of the results that may occur for the full fiscal year. The Company believes that the disclosures provided herein are adequate to make the information presented not misleading when these unaudited interim condensed consolidated financial statements are read in conjunction with the audited financial statements and notes previously distributed in our audited consolidated financial statements for the year ended December 31, 2019.

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Basis of Presentation and Principles of Consolidation

The Common Control Transactions on August 1, 2018 is deemed to be the start of the successor period. The financial reporting periods are as follows:

●	The consolidated successor period of the Company reflecting the Recapitalization and Common Control Transactions, from August 1, 2018 to December 31, 2018 and December 31, 2019.

●	The combined predecessor period of Family Health Advisors, Inc., Employee Benefits Solutions, Inc., and Tri Star Benefits, LLC, for the period from January 1, 2018 to July 31, 2018.

The accompanying consolidated and combined financial statements included herein have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements include the accounting of Reliance Global Group, Inc., and its wholly owned subsidiaries. The combined financial statements include Family Health Advisors, Inc., Employee Benefits Solutions, LLC, and Tri Star Benefits, LLC. All intercompany transactions and balances have been eliminated in consolidation and combination.

Cash and Cash Equivalents	Cash Cash consists of checking accounts. The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.	Cash Cash consists of checking accounts. The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Use of Estimates

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures in the condensed consolidated financial statements and accompanying notes. Management bases its estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures in the financial statements and accompanying notes. Management bases it estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Fair Value

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting guidance includes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 — Unadjusted quoted prices for identical assets or liabilities in active markets;

Level 2 — Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, which include management’s own assumption about the assumptions market participants would use in pricing the asset or liability, including assumptions about risk.

The Company’s balance sheet includes certain financial instruments, including cash, notes receivables, accounts payable, notes payables and short and long-term debt. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization. The carrying amounts of long-term debt approximate their fair value as the variable interest rates are based on the market index.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting guidance includes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 — Unadjusted quoted prices for identical assets or liabilities in active markets;

Level 2 — Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, which include management’s own assumption about the assumptions market participants would use in pricing the asset or liability, including assumptions about risk.

The Company’s balance sheet includes certain financial instruments, including cash, notes receivables, accounts payable, notes payables and short and long-term debt. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization. The carrying amounts of long-term debt approximate their fair value as the variable interest rates are based on the market index.

Revenue Recognition

Revenue Recognition

The Company’s revenue is primarily comprised of commission paid by health insurance carriers related to insurance plans that have been purchased by a member who used the Company’s service. The Company defines a member as an individual currently covered by an insurance plan, including individual and family, Medicare-related, small business and ancillary plans, for which the Company are entitled to receive compensation from an insurance carrier.

The following table disaggregates the Company’s revenue by line of business:

Nine months ended September 30, 2020	Medical	Life	Property and Casualty	Total
Regular	$4,541,844	$24,262	$700,527	$5,266,633
Contingent	-	-	26,536	26,536
Bonus	-	-	33,206	33,206

Nine months ended September 30, 2019	Medical	Life	Property and Casualty	Total
Regular	$2,070,154	$88,678	$547,539	$2,706,371
Contingent	-	-	-	-
Bonus	4,005.00	-	-	4,005

Three months ended September 30, 2020	Medical	Life	P&C	Total
Regular	$1,441,784	$26,260	$211,999	$1,680,043
Contingent	-	-	-	-
Bonus	-	-	-	-

Three months ended September 30, 2019	Medical	Life	P&C	Total
Regular	$1,043,531	$29,144	$254,615	$1,327,290
Contingent	-	-	-	-
Bonus	-	-	-	-

The core principle of ASC 606 is to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services. Accordingly, we recognize revenue for our services in accordance with the following five steps outlined in ASC 606:

Identification of the contract, or contracts, with a customer. A contract with a customer exists when (i) we enter into an enforceable contract with a customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, (ii) the contract has commercial substance, and (iii) we determine that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.

Identification of the performance obligations in the contract. Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or service either on its own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract.

Determination of the transaction price. The transaction price is determined based on the consideration to which we will be entitled in exchange for transferring goods or services to the customer.

Allocation of the transaction price to the performance obligations in the contract. If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis.

Recognition of revenue when, or as, the Company satisfies a performance obligation. The Company satisfies performance obligations either over time or at a point in time, as discussed in further detail below. Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised good or service to the customer.

For individual and family, Medicare supplement, small business and ancillary plans, the Company’s compensation is generally a percentage of the premium amount collected by the carrier during the period that a member maintains coverage under a plan (commissions) and, to a lesser extent, override commissions that health insurance carriers pays the Company for achieving certain objectives. Premium-based commissions are reported to the Company after the premiums are collected by the carrier, generally on a monthly basis. The Company generally continues to receive the commission payment from the relevant insurance carrier until the health insurance plan is cancelled or the Company otherwise does not remain the agent on the policy. The Company recognizes commission revenue for individual and family, Medicare Supplement, small business and ancillary plans when premiums are effective. The Company determines that there is persuasive evidence of an arrangement when the Company has a commission agreement with a health insurance carrier, a carrier reports to the Company that it has approved an application submitted through the Company’s platform, and the applicant starts making payments on the plan. The Company’s services are complete when a carrier has approved an application. The seller’s price is fixed or determinable and collectability is reasonably assured when commission amounts have been reported to the Company by a carrier.

Commission revenue from insurance distribution and brokerage operations is recognized when all placement services have been provided, protection is afforded under the insurance policy, and the premium is known or can be reasonably estimated and is billable. In general, two types of billing practices occur as part of our agency contracts, which is direct bill and agency bill.  In direct bill scenarios, the insurance carriers that underwrite the insurance policies directly bill and collect the premium for the policy without any involvement from the Company.  Upon collection, a commission is then remitted from the insurance carrier to the Company.  These commissions have not met the criteria for revenue recognition until the Company receives the commissions, as the Company does not have insight into policy acceptance and premium collections until the commission is received from the insurance carrier, representing that the insurance policy has been bound and therefore commissions have been earned by the Company.  The second billing practice where the Company bills the policy holder and collects the premiums (“Agency Bill”) provides greater transparency by the Company into the acceptance of the policy and premium collection.  As part of the Agency Bill process, the Company can, at times, net its commissions out of the premiums to be sent to the insurance carriers.  For Agency Bill customers, the revenue recognition criteria are considered met when the Agency receives the premiums from the policy holder, with an allowance established against the revenue for policies that may not be bound by the insurance companies.

All commission revenue is recorded net of any deductions for estimated commission adjustments due to lapses, policy cancellations, and revisions in coverage.

Insurance commissions earned from carriers for life insurance products are recorded gross of amounts due to agents, with a corresponding commission expense for downstream agent commissions being recorded as commission expense within the condensed consolidated statements of operations.

The Company earns additional revenue including contingent commissions, profit-sharing, override and bonuses based on meeting certain revenue or profit targets established periodically by the carriers (collectively the Contingent Commissions). The Contingent Commissions are earned when the Company achieves the targets established by the insurance carries. The insurance carriers notify the company when it has achieved the target. The Company only recognizes revenue to the extent that it is probable that a significant reversal of the revenue will not occur.

Revenue Recognition

In May 2014, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), requiring an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. In April 2016, the FASB issued ASU No. 2016-10, Identifying Performance Obligations and Licensing. ASU 2016-10 provides guidance in identifying performance obligations and determining the appropriate accounting for licensing arrangements. The effective date and transition requirements for this ASU are the same as the effective date and transition requirements in Topic 606 (and any other Topic amended by ASU 2014-09). This ASU, which the Company adopted using the prospective method effective January 1, 2019. The adoption did not have a material effect on the Company’s consolidated financial statements.

The Company’s revenue is primarily comprised of commission paid by health insurance carriers related to insurance plans that have been purchased by a member who used the Company’s service. The Company defines a member as an individual currently covered by an insurance plan, including individual and family, Medicare-related, small business and ancillary plans, for which the Company are entitled to receive compensation from an insurance carrier.

The core principle of ASC 606 is to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services. Accordingly, we recognize revenue for our services in accordance with the following five steps outlined in ASC 606:

Identification of the contract, or contracts, with a customer. A contract with a customer exists when (i) we enter into an enforceable contract with a customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, (ii) the contract has commercial substance, and (iii) we determine that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.

Identification of the performance obligations in the contract. Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or service either on its own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract.

Determination of the transaction price. The transaction price is determined based on the consideration to which we will be entitled in exchange for transferring goods or services to the customer.

Allocation of the transaction price to the performance obligations in the contract. If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis.

Recognition of revenue when, or as, the Company satisfies a performance obligation. The Company satisfies performance obligations either over time or at a point in time, as discussed in further detail below. Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised good or service to the customer.

For individual and family, Medicare supplement, small business and ancillary plans, the Company’s compensation is generally a percentage of the premium amount collected by the carrier during the period that a member maintains coverage under a plan (commissions) and, to a lesser extent, override commissions that health insurance carriers pays the Company for achieving certain objectives. Premium-based commissions are reported to the Company after the premiums are collected by the carrier, generally monthly. The Company generally continues to receive the commission payment from the relevant insurance carrier until the health insurance plan is cancelled or the Company otherwise does not remain the agent on the policy. The Company recognizes commission revenue for individual and family, Medicare Supplement, small business and ancillary plans when premiums are effective. The Company determines that there is persuasive evidence of an arrangement when the Company has a commission agreement with a health insurance carrier, a carrier reports to the Company that it has approved an application submitted through the Company’s platform, and the applicant starts making payments on the plan. The Company’s services are complete when a carrier has approved an application. The seller’s price is fixed or determinable and collectability is reasonably assured when commission amounts have been reported to the Company by a carrier.

Commission revenue from insurance distribution and brokerage operations is recognized when all placement services have been provided, protection is afforded under the insurance policy, and the premium is known or can be reasonably estimated and is billable. In general, two types of billing practices occur as part of our agency contracts, which is direct bill and agency bill. In direct bill scenarios, the insurance carriers that underwrite the insurance policies directly bill and collect the premium for the policy without any involvement from the Company. Upon collection, a commission is then remitted from the insurance carrier to the Company. These commissions have not met the criteria for revenue recognition until the Company receives the commissions, as the Company does not have insight into policy acceptance and premium collections until the commission is received from the insurance carrier, representing that the insurance policy has been bound and therefore commissions have been earned by the Company. The second billing practice where the Company bills the policy holder and collects the premiums (“Agency Bill”) provides greater transparency by the Company into the acceptance of the policy and premium collection. As part of the Agency Bill process, the Company can, at times, net its commissions out of the premiums to be sent to the insurance carriers. For Agency Bill customers, the revenue recognition criteria are considered met when the Agency receives the premiums from the policy holder, with an allowance established against the revenue for policies that may not be bound by the insurance companies.

All commission revenue is recorded net of any deductions for estimated commission adjustments due to lapses, policy cancellations, and revisions in coverage.

Insurance commissions earned from carriers for life insurance products are recorded gross of amounts due to agents, with a corresponding commission expense for downstream agent commissions being recorded as commission expense within the statements of operations.

The Company earns additional revenue including contingent commissions, profit-sharing, override and bonuses based on meeting certain revenue or profit targets established periodically by the carriers (collectively the Contingent Commissions). The Contingent Commissions are earned when the Company achieves the targets established by the insurance carries. The insurance carriers notify the company when it has achieved the target. The Company only recognizes revenue to the extent that it is probable that a significant reversal of the revenue will not occur.

The following table disaggregates the Company’s revenue by line of business:

Year ended December 31, 2019	Medical	Life	Property and Casualty	Total
Regular	$3,582,182	$1,810	$866,793	$4,450,785
Contingent commission
Profit-sharing
Override commission
Bonuses
Total year ended December 31, 2019	$3,582,182	$1,810	8866,793	$4,450,785

Period from August 1, 2018 through December 31, 2018
Regular	$382,391		$8,379	$390,770
Contingent commission
Profit Sharing
Override commission
Bonuses
Total period from August 1, 2018 through December 31, 2018	$382,391		$8,379	$390,770

General and Administrative

General and Administrative

General and administrative expenses primarily consist of personnel costs for the Company’s administrative functions, professional service fees, office rent, all employee travel expenses, and other general costs.

General and Administrative

General and administrative expenses primarily consist of personnel costs for the Company’s administrative functions, professional service fees, office rent, all employee travel expenses, and other general costs.

Marketing and Advertising

Marketing and Advertising

The Company’s direct channel expenses primarily consist of costs for e-mail marketing and newspaper advertisements. The Company’s online advertising channel expense primarily consist of social media ads. Advertising costs for both direct and online channels are expensed as incurred.

Marketing and Advertising

The Company’s direct channel expenses primarily consist of costs for e-mail marketing and newspaper advertisements. The Company’s online advertising channel expense primarily consist of social media ads. Advertising costs for both direct and online channels are expensed as incurred.

Income Taxes

Income Taxes

The Company sustained losses in the three and nine months ended September 30, 2020 and September 30, 2019 and the effective tax rate was 0.0% in all periods as a result of a change in the deferred tax valuation allowance. In the three months and nine months ended September 30, 2020, the effective rate also included disallowed expenses used to substantiate the expected forgiveness of the loan secured under the Paycheck Protection Program (the “PPP”) established under the Coronavirus Aid, Relief and Economic Security Act enacted March 27, 2020 (the “CARES Act”). Accordingly, loan proceeds used to pay for payroll and select overhead costs may substantiate the forgiveness of the PPP loan but become non-deductible expenses for tax purposes. The Company has approximately $4,652,000 and $3,405,000 of Federal Net Operating Loss Carry forwards as of September 30, 2020 and December 31, 2019, respectively. During the nine months ended September 30, 2020, the valuation allowance increased by approximately $1,100,000. The Company did not have any material uncertain tax positions. The Company’s policy is to recognize interest and penalties accrued related to unrecognized benefits as a component income tax expense (benefit). The Company did not recognize any interest or penalties, nor did it have any interest or penalties accrued as of September 30, 2020 and 2019.

Income Taxes

The Company recognizes deferred tax assets and liabilities using enacted tax rates for the effect of temporary differences between the book and tax basis of recorded assets and liabilities. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized. In evaluating its ability to recover deferred tax assets within the jurisdiction in which they arise, the Company considers all available positive and negative evidence, including the expected reversals of taxable temporary differences, projected future taxable income, taxable income available via carryback to prior years, tax planning strategies, and results of recent operations. The Company assesses the realizability of its deferred tax assets, including scheduling the reversal of its deferred tax assets and liabilities, to determine the amount of valuation allowance needed. Scheduling the reversal of deferred tax asset and liability balances requires judgment and estimation. The Company believes the deferred tax liabilities relied upon as future taxable income in its assessment will reverse in the same period and jurisdiction and are of the same character as the temporary differences giving rise to the deferred tax assets that will be realized.

Altruis Benefit Consultants Inc [Member]
Basis of Presentation			Basis of Presentation The Company’s Financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”).
Cash and Cash Equivalents

Cash and cash equivalents

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

The Company maintains its cash and cash equivalents at three financial institutions. Accounts are insured by the Federal Deposit Insurance Corporation and certain account balances may exceed insured limits.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses, during the reporting periods. Management bases it estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Fair Value

Fair Value

The Company measures certain assets and liabilities in accordance with ASC 820, Fair Value Measurements and Disclosures, which defines fair value as the price that would be received for an asset, or paid to transfer a liability, in an orderly transaction between market participants on the measurement date. In addition, it establishes a framework for measuring fair value according to the following three-tier fair value hierarchy:

Level 1 ___ Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 ___ Inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Company; and

Level 3 ___ Unobservable inputs which reflect the assumptions that the Company develops based on available information about what market participants would use in valuing the asset or liability.

The Company has investments held by a financial institution. The underlying investments are primarily a unit investment trust that is considered Level 1 financial instruments since they are valued upon listed or quoted market rates. As the market price of the underlying assets is readily observable and transparent, the investments are carried at fair value on the balance sheet. Unrealized gains and losses related to these investments are reported on the balance sheet through other comprehensive income. As of December 31, 2018 and 2017, the fair value of other investments was $0 and $305,154, respectively.

Revenue Recognition			Revenue Recognition The Company earns commission income on gross written premiums in accordance with its contracts with insurance carriers and is earned when collected.
Commission Expense			Commission Expense Commission expense consists of payments made to agents for the sale of insurance policies.
General and Administrative

General and Administrative

General and administrative expenses primarily consist of personnel costs for the Company’s administrative functions, professional service fees, office rent, all employee travel expenses, and other general costs.

Marketing and Advertising

Marketing and Advertising

The Company’s direct channel expenses primarily consist of costs for e-mail marketing and newspaper advertisements. The Company’s online advertising channel expense primarily consists of social media ads. Advertising costs for both direct and online channels are expensed as incurred. During the years ended December 31, 2018 and 2017, the Company incurred marketing and advertising expenses of $17,270 and $2,338, respectively.

Income Taxes

Income Taxes

The Company has elected to be taxed as an S corporation for federal and state income tax purposes whereby taxable income is reported by the stockholder. Accordingly, no provision has been made for federal or state income taxes. As of December 31, 2018, the Company had no uncertain tax positions, or interest and penalties, that qualify for either recognition or disclosure in the financial statements. Generally, tax years 2015 to 2018 remain open to examination by the Internal Revenue Agency or other tax jurisdictions to which the Company is subject.